Cover	12 Months Ended
Jun. 30, 2026 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	International Financial Reporting Standards
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Jun. 30, 2026
Document Fiscal Year Focus	2026
Document Fiscal Period Focus	FY
Entity Registrant Name	Resolution Minerals Ltd
Entity Central Index Key	0002102907
Entity File Number	001-43394
Entity Incorporation, State or Country Code	C3
Current Fiscal Year End Date	--06-30
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Address, Address Line One	Level 21
Entity Address, Address Line Two	91 King William Street
Entity Address, City or Town	Adelaide
Entity Address, Country	AU
Entity Address, Postal Zip Code	5000
Title of 12(b) Security	Ordinary Shares, as represented by American Depositary Shares
Trading Symbol	RML
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	2,239,650,858
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Aharon Zaetz
Contact Personnel Email Address	ari@resolutionminerals.com
Entity Address, Address Line One	Level 21
Entity Address, Address Line Two	91 King William Street
Entity Address, City or Town	Adelaide
Entity Address, Country	AU
Entity Address, Postal Zip Code	5000
City Area Code	+61
Local Phone Number	8 6118 7110